1900 K Street, NW Washington, DC 20006-1110 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com

BRENDEN P. CARROLL brenden.carroll@dechert.com +1 202 261 3458 Direct +1 202 261 3027 Fax

February 21, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Goldman Sachs Trust (File No. 811-05349)
Registration Statement on Form N-14

Ladies and Gentlemen:

Attached for filing via the EDGAR system is a registration statement on Form N-14 under the Securities Act of 1933, as amended (“1933 Act”), for Goldman Sachs Trust (“Registrant”). This Form N-14 is being filed in connection with the reorganization of the Goldman Sachs China Equity Fund (“Acquired Fund”), a series of the Registrant, with and into the Goldman Sachs Asia Equity Fund (“Acquiring Fund”), another series of the Registrant, in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of all liabilities of the Acquired Fund.

No fees are required in connection with this filing. Should you have any questions please feel free to contact the undersigned at 202.261.3458.

Very truly yours,

/s/ Brenden P. Carroll

Brenden P. Carroll

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